UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02120

SECURITY INCOME FUND

(Exact name of registrant as specified in charter)

ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001

(Address of principal executive offices) (Zip code)

RICHARD M. GOLDMAN, PRESIDENT

SECURITY INCOME FUND

ONE SECURITY BENEFIT PLACE

TOPEKA, KANSAS 66636-0001

(Name and address of agent for service)

Registrant’s telephone number, including area code: (785) 438-3000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 82.7%
Industrials - 31.3%
Unifrax Corp.
6.99% due 11/18/18	$250,000	$250,470
Go Daddy Group, Inc.
6.99% due 09/28/18	250,000	249,688
Aspect Software, Inc.
6.24% due 05/09/16	250,000	249,063
AWAS Aviation Capital Ltd.
5.24% due 06/10/16	250,000	247,707
SymphonyIRI Group, Inc.
5.00% due 12/01/17	250,000	247,395
NCO Group, Inc.
7.99% due 05/15/13	250,000	246,563
Novell, Inc.
6.50% due 04/27/17	250,000	243,875
Acosta, Inc.
due 03/01/18	250,000	243,750
Wyle Services Corp.
5.74% due 03/26/17	250,000	243,125
Helm Financial Corp.
6.24% due 06/01/17	250,000	242,918
Lawson Software, Inc.
6.75% due 07/05/17	249,375	242,739
NXP Semiconductor NV
5.50% due 03/04/17	250,000	241,562
Total Safety U.S., Inc.
7.49% due 11/30/17	250,000	240,000
Freescale Semiconductor, Inc.
4.52% due 12/01/16	250,000	238,625
Servicemaster Co.
2.76% due 07/24/14	250,000	238,008
SI Organization, Inc.
4.50% due 11/22/16	250,000	237,500
Infor Global Solutions, Inc.
7.25% due 07/28/15	250,000	236,770
CDW LLC
3.99% due 07/15/17	250,000	236,407
Targus Group International
11.00% due 05/16/16	250,000	235,625
SRA International, Inc.
6.50% due 07/20/18	250,000	235,417
CPG International, Inc.
6.00% due 02/18/17	247,500	230,175
Laureate Education, Inc.
5.24% due 06/15/18	249,372	228,175
Avaya, Inc.
5.00% due 10/26/17	250,000	226,980
Ceridian Corp.
3.38% due 11/09/14	188,652	169,670
3.29% due 11/09/14	60,063	54,019
DynCorp International LLC
6.24% due 07/07/16	223,249	218,505

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 82.7% (continued)
Industrials - 31.3% (continued)
Open Solutions, Inc.
2.54% due 01/23/14	$249,346	$212,879

Total Industrials		6,187,610

Consumer Discretionary - 18.2%
NPC International, Inc.
due 12/09/18	250,000	250,000
Spectrum Brands, Inc.
5.00% due 06/17/16	250,000	249,510
Zayo Group LLC
6.99% due 11/22/17	250,000	248,332
Amscan Holdings, Inc.
6.75% due 12/02/17	250,000	248,000
FleetPride Corp.
6.75% due 11/30/17	250,000	247,657
Academy Sports
6.00% due 08/03/18	250,000	247,118
Boyd Gaming Corp.
6.00% due 12/17/15	250,000	246,562
KAR Auction Services, Inc.
5.00% due 05/19/17	250,000	246,145
Burlington Coat Factory Warehouse Corp.
6.24% due 02/18/17	250,000	244,907
Digital Generation, Inc.
5.74% due 08/05/18	250,000	244,585
OSI Restaurant Partners LLC
2.68% due 06/14/14	250,000	235,783
Armored AutoGroup, Inc.
6.00% due 11/05/16	250,000	235,783
Univision Communications, Inc.
4.54% due 03/31/17	250,000	222,143
Guitar Center, Inc.
5.82% due 04/09/17	250,000	218,625
Caesars Entertainment Operating Company, Inc.
3.41% due 01/28/15	162,619	140,971
3.29% due 01/28/15	87,381	75,749

Total Consumer Discretionary		3,601,870

Health Care - 8.7%
Grifols S.A
6.00% due 06/01/17	249,373	248,555
Smile Brands, Inc.
due 12/21/17	250,000	248,543
Pharmaceutical Product Development, Inc.
6.24% due 11/18/18	250,000	248,165
Convatec, Inc.
5.74% due 12/22/17	250,000	247,033
HCA, Inc.
2.54% due 11/18/13	250,000	245,750
inVentive Health, Inc.
6.50% due 08/04/16	248,744	237,550

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 82.7% (continued)
Health Care - 8.7% (continued)
VWR International LLC
2.79% due 06/27/14	$250,000	$236,500

Total Health Care		1,712,096

Information Technology - 8.7%
Datatel, Inc.
due 06/16/18	250,000	249,845
Endurance International Group, Inc.
due 12/20/17	250,000	247,918
Allen Systems Group, Inc.
6.50% due 11/21/15	250,000	245,625
Renaissance Learning, Inc.
7.75% due 10/19/17	250,000	245,625
Mosaid Technologies, Inc.
due 12/20/16	250,000	245,000
Flexera Software, Inc.
7.49% due 09/30/17	248,750	241,287
Epicor Software Corp.
due 05/16/18	250,000	234,500

Total Information Technology		1,709,800

Financials - 7.2%
RBS Worldplay
5.24% due 11/30/17	250,000	246,125
Ocwen Financial Corp.
6.99% due 12/09/16	250,000	245,000
AmWINS Group, Inc.
4.65% due 06/08/13	136,246	132,159
4.83% due 06/08/13	113,754	110,341
Nuveen Investments, Inc.
6.07% due 05/13/17	135,982	130,407
5.92% due 05/13/17	100,536	96,414
6.00% due 05/13/17	13,482	12,929
Venetian Macau Finance Co.
due 09/21/16	250,000	228,125
First Data Corp.
3.00% due 09/24/14	250,000	226,407

Total Financials		1,427,907

Telecommunication Services - 6.2%
Syniverse Holdings, Inc.
5.24% due 12/21/17	249,370	248,852
Telx Group, Inc.
7.75% due 09/22/17	250,000	248,750
Level 3 Financing, Inc.
5.74% due 09/01/18	250,000	246,062
Mitel U.S. Holdings, Inc.
3.68% due 10/16/14	250,000	238,908
IPC Systems, Inc.
2.61% due 06/02/14	250,000	231,875

Total Telecommunication Services		1,214,447

Materials - 1.2%
Univar, Inc.
5.00% due 06/30/17	250,000	240,353

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 82.7% (continued)
Consumer Staples - 1.2%
U.S. Foodservice, Inc.
5.74% due 03/31/17	$250,000	$239,792
Total Senior Floating Rate Interests (Cost $16,359,443)		16,333,875

ASSET BACKED SECURITIES†† - 17.5%
Aircastle Aircraft Lease Backed Trust
0.56% due 06/14/37[1,2,3]	571,444	485,727
0.55% due 06/20/31[1,2,3]	345,647	291,259

Total Aircastle Aircraft Lease Backed Trust		776,986

Airplanes Pass Through Trust
0.83% due 03/15/19[1]	791,408	474,061
Colts Trust
1.41% due 12/20/18[1,2,3]	250,000	227,990
1.36% due 03/20/21[1,2,3]	250,000	182,765

Total Colts Trust		410,755

Babcock & Brown Air Funding I Ltd.
0.58% due 11/14/33[1,2,3]	355,540	284,432
OFSI Fund Ltd.
1.41% due 09/20/19[1]	370,000	246,102
Newstar Trust
0.85% due 03/30/22[1,2,3]	235,173	222,387
Global Leveraged Capital Credit Opportunity Fund
1.41% due 12/20/18[1,2,3]	288,000	213,244
Hewett’s Island CDO Ltd.
0.93% due 12/05/18[1,2,3]	250,000	201,295
Castle Trust
1.03% due 05/15/27[1,2,3]	219,594	197,617
Northwind Holdings LLC
1.31% due 12/01/37[1,2,3]	245,000	191,977
CapitalSource Commercial Loan Trust
0.96% due 09/20/22[1,2,3]	191,758	181,985
Vega Containervessel plc
5.56% due 02/10/21[2,3]	68,954	61,197

Total Asset Backed Securities (Cost $3,457,454)		3,462,038

CORPORATE BONDS†† - 2.4%
Industrials - 1.2%
Atlas Air 1999-1 Class A-1 Pass Through Trust
7.20% due 01/02/19	134,069	134,069
Atlas Air 1999-1 Class A-2 Pass Through Trust
6.88% due 04/02/14	102,892	102,891

Total Industrials		236,960

Consumer Discretionary - 1.2%
Seminole Hard Rock Entertainment, Inc.
3.05% due 03/15/14[1,2,3]	250,000	233,750
Total Corporate Bonds (Cost $469,606)		470,710

Total Investments - 102.6% (Cost $20,286,503)		$20,266,623

Liabilities, Less Cash & Other Assets - (2.6)%		(515,744)

Total Net Assets - 100.0%		$19,750,879

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

††	Value determined based on Level 2 inputs – See Note 2.
1	Variable rate security. Rate indicated is rate effective at December 31, 2011.
2	Security was acquired through a private placement.
3	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $2,975,625 (cost $2,971,487), or 15.1% of total net assets.

plc	Public Limited Company

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Face Amount	Value
ASSET BACKED SECURITIES†† - 41.6%
Aircastle Aircraft Lease Backed Trust
0.56% due 06/14/37[1,2,3]	$838,117	$712,400
0.55% due 06/20/31[1,2,3]	691,293	582,518

Total Aircastle Aircraft Lease Backed Trust		1,294,918

Airplanes Pass Through Trust
0.83% due 03/15/19[1]	1,042,343	624,374
Babcock & Brown Air Funding I Ltd.
0.58% due 11/14/33[1,2,3]	606,510	485,208
Colts Trust
1.41% due 12/20/18[1,2,3]	250,000	227,990
1.36% due 03/20/21[1,2,3]	250,000	182,765

Total Colts Trust		410,755

Hewett’s Island CDO Ltd.
0.93% due 12/05/18[1,2,3]	500,000	402,590
OFSI Fund Ltd.
1.41% due 09/20/19[1]	370,000	246,102
Newstar Trust
0.85% due 03/30/22[1,2,3]	235,173	222,387
Global Leveraged Capital Credit Opportunity Fund
1.41% due 12/20/18[1,2,3]	286,000	211,763
Castle Trust
1.03% due 05/15/27[1,2,3]	219,594	197,617
Northwind Holdings LLC
1.31% due 12/01/37[1,2,3]	245,000	191,977
CapitalSource Commercial Loan Trust
0.96% due 09/20/22[1,2,3]	191,758	181,985
Vega Containervessel plc
5.56% due 02/10/21[2,3]	68,954	61,196

Total Asset Backed Securities (Cost $4,523,708)		4,530,872

SENIOR FLOATING RATE INTERESTS†† - 34.5%
Industrials - 15.0%
Tasc, Inc.
4.50% due 12/18/15	249,373	247,710
NCO Group, Inc.
7.99% due 05/15/13	250,000	246,562
Servicemaster Co.
2.76% due 07/24/14	250,000	238,008
Infor Global Solutions, Inc.
7.25% due 07/28/15	250,000	236,770
Targus Group International
11.00% due 05/16/16	250,000	235,625
Ceridian Corp.
3.38% due 11/09/14	188,652	169,670
3.29% due 11/09/14	60,063	54,019
Open Solutions, Inc.
2.54% due 01/23/14	249,346	212,879

Total Industrials		1,641,243

Health Care - 6.6%
HCA, Inc.
2.54% due 11/18/13	250,000	245,750
Catalent Pharma Solutions, Inc.
2.54% due 04/10/14	249,347	238,750

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 34.5% (continued)
Health Care - 6.6% (continued)
VWR International LLC
2.79% due 06/27/14	$249,361	$235,895

Total Health Care		720,395

Consumer Discretionary - 6.4%
Boyd Gaming Corp.
6.00% due 12/17/15	250,000	246,562
OSI Restaurant Partners LLC
2.62% due 06/14/14	214,967	202,742
0.36% due 06/14/14	14,887	14,040
4.50% due 06/14/14	13,753	12,971
2.56% due 06/14/14	2,444	2,305
2.68% due 06/14/14	1,555	1,467
Caesars Entertainment Operating Company, Inc.
3.41% due 01/28/15	162,619	140,971
3.29% due 01/28/15	87,381	75,749

Total Consumer Discretionary		696,807

Financials - 4.3%
AmWINS Group, Inc.
4.65% due 06/08/13	136,246	132,159
4.83% due 06/08/13	113,754	110,341
First Data Corp.
3.00% due 09/24/14	250,000	226,408

Total Financials		468,908

Telecommunication Services - 2.2%
Mitel U.S. Holdings, Inc.
3.68% due 10/16/14	250,000	238,907
Genesys S.A.due 03/19/12	125,000	–

Total Telecommunication Services		238,907

Total Senior Floating Rate Interests (Cost $3,772,912)		3,766,260

CORPORATE BONDS†† - 24.5%
Financials - 6.9%
Icahn Enterprises, LP
7.75% due 01/15/16	250,000	259,375
E*Trade Financial Corp.
7.88% due 12/01/15	250,000	251,250
USI Holdings Corp.
9.75% due 05/15/15[2,3]	250,000	239,375

Total Financials		750,000

Industrials - 4.6%
CPM Holdings, Inc.
10.63% due 09/01/14	250,000	266,250
Atlas Air 1999-1 Class A-1 Pass Through Trust
7.20% due 01/02/19	134,069	134,069
Atlas Air 1999-1 Class A-2 Pass Through Trust
6.88% due 04/02/14	102,892	102,891

Total Industrials		503,210

Consumer Discretionary - 4.5%
Yankee Candle Company, Inc.
8.50% due 02/15/15	250,000	252,500

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Face Amount	Value
CORPORATE BONDS†† - 24.5% (continued)
Consumer Discretionary - 4.5% (continued)
Seminole Hard Rock Entertainment, Inc.
3.05% due 03/15/14[1,2,3]	$250,000	$233,750

Total Consumer Discretionary		486,250

Information Technology - 3.3%
Stream Global Services, Inc.
11.25% due 10/01/14	250,000	253,750
Compucom Systems, Inc.
12.50% due 10/01/15[2,3]	100,000	102,000

Total Information Technology		355,750

Energy - 2.3%
Quicksilver Resources, Inc.
7.13% due 04/01/16	250,000	248,750

	Face Amount	Value
CORPORATE BONDS†† - 24.5% (continued)
Telecommunication Services - 2.0%
Level 3 Financing, Inc.
4.20% due 02/15/15[1]	$250,000	$222,500

Consumer Staples - 0.9%
Pantry, Inc.
7.75% due 02/15/14	105,000	104,213

Total Corporate Bonds (Cost $2,666,974)		2,670,673

Total Investments - 100.6% (Cost $10,963,594)		$10,967,805

Liabilities, Less Cash & Other Assets - (0.6)%		(67,322)

Total Net Assets - 100.0%		$10,900,483

††	Value determined based on Level 2 inputs – See Note 2.
1	Variable rate security. Rate indicated is rate effective at December 31, 2011.
2	Security was acquired through a private placement.
3	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $4,235,521 (cost $4,227,092), or 38.9% of total net assets.

plc	Public Limited Company

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Face Amount	Value
MORTGAGE BACKED SECURITIES†† - 41.0%
Freddie Mac[1]
#G03400, 5.50% due 03/01/37	$3,267,978	$3,554,041
#G03604, 5.50% due 01/01/38	2,237,554	2,433,419
#A86522, 4.50% due 05/01/39	386,214	409,602
#G05535, 4.50% due 07/01/39	310,788	329,610
#A89870, 4.50% due 11/01/39	293,200	310,956

Total Freddie Mac		7,037,628

Ginnie Mae I
#782488, 5.50% due 11/15/38	1,238,025	1,390,650

Total Mortgage Backed Securities (Cost $8,411,411)		8,428,278

CORPORATE BONDS†† - 37.1%
Financials - 12.8%
Nationwide Mutual Insurance Co.
9.38% due 08/15/39[2,3]	110,000	132,930
Ironshore Holdings US, Inc.
8.50% due 05/15/20[2,3]	120,000	131,558
Allied World Assurance Co. Ltd.
7.50% due 08/01/16	115,000	129,785
WEA Finance LLC
4.63% due 05/10/21[2,3]	130,000	127,594
Aspen Insurance Holdings Ltd.
6.00% due 08/15/14	120,000	127,297
First Niagara Financial Group, Inc.
6.75% due 03/19/20	120,000	126,364
Bank of America North America
5.30% due 03/15/17	140,000	126,268
WR Berkley Corp.
5.38% due 09/15/20	125,000	126,130
Simon Property Group, LP
4.13% due 12/01/21	120,000	125,480
Digital Realty Trust, LP
5.25% due 03/15/21	125,000	125,234
CIT Group, Inc.
7.00% due 05/01/17	125,000	125,000
IPIC GMTN Ltd.
5.50% due 03/01/22[2,3]	125,000	125,000
Macquarie Group Ltd.
6.25% due 01/14/21[2,3]	130,000	124,195
Nationwide Health Properties, Inc.
6.00% due 05/20/15	115,000	123,493
Korea Development Bank
3.88% due 05/04/17	125,000	123,435
QBE Capital Funding III Ltd.
7.25% due 05/24/41[2,3,4]	140,000	123,275
National Life Insurance Co.
10.50% due 09/15/39[2,3]	100,000	122,873
Aflac, Inc.
8.50% due 05/15/19	100,000	122,555
Loews Corp.
5.25% due 03/15/16	110,000	121,111
Morgan Stanley
3.80% due 04/29/16	130,000	119,771

	Face Amount	Value
CORPORATE BONDS†† - 37.1% (continued)
Financials - 12.8% (continued)
Metlife Capital Trust IV
7.88% due 12/15/37[2,3]	$115,000	$119,312

Total Financials		2,628,660

Industrials - 4.8%
Atlas Air 1999-1 Class A-1 Pass Through Trust
7.20% due 01/02/19	134,069	134,069
Sequa Corp.
11.75% due 12/01/15[2,3]	125,000	133,125
Marquette Transportation Co.
10.88% due 01/15/17	125,000	125,937
Delta Air Lines 2011-1 Class B Pass Through Trust
7.13% due 10/15/14[2,3]	130,000	125,125
Coleman Cable, Inc.
9.00% due 02/15/18	125,000	123,906
AWAS Aviation Capital Ltd.
7.00% due 10/17/16[2,3]	122,040	122,040
Asciano Finance Ltd.
4.63% due 09/23/20[2,3]	130,000	121,997
Atlas Air 1999-1 Class A-2 Pass Through Trust
6.88% due 04/02/14	102,892	102,892

Total Industrials		989,091

Consumer Discretionary - 4.4%
CKE Restaurants, Inc.
11.38% due 07/15/18	125,000	136,250
DIRECTV Holdings LLC
5.00% due 03/01/21	125,000	133,777
International Game Technology
5.50% due 06/15/20	125,000	130,371
Yankee Candle Company, Inc.
8.50% due 02/15/15	125,000	126,250
Grupo Televisa SAB
6.63% due 03/18/25	110,000	125,747
WPP Finance 2010
4.75% due 11/21/21[2,3]	125,000	124,089
Hyatt Hotels Corp.
6.88% due 08/15/19[2,3]	110,000	122,750

Total Consumer Discretionary		899,234

Utilities - 4.3%
Abu Dhabi National Energy Co.
5.88% due 12/13/21[2,3]	125,000	130,000
DCP Midstream LLC
4.75% due 09/30/21[2,3]	125,000	129,196
Odebrecht Drilling Norbe VIII
6.35% due 06/30/21[2,3]	125,000	128,750
Korea National Oil Corp.
4.00% due 10/27/16[2,3]	125,000	128,367
Eagle Rock Energy Partners, LP
8.38% due 06/01/19[2,3]	125,000	125,000
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.50% due 09/30/14[2,3]	115,000	123,050

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Face Amount	Value
CORPORATE BONDS†† - 37.1% (continued)
Utilities - 4.3% (continued)
Crestwood Midstream Partners, LP
7.75% due 04/01/19[2,3]	$125,000	$121,563

Total Utilities		885,926

Materials - 3.7%
Alcoa, Inc.
5.40% due 04/15/21	130,000	130,243
Xstrata Canada Financial Corp.
4.95% due 11/15/21[2,3]	125,000	127,703
POSCO
5.25% due 04/14/21[2,3]	120,000	125,192
Sonoco Products Co.
4.38% due 11/01/21	120,000	124,293
Newcrest Finance Pty Ltd.
4.45% due 11/15/21[2,3]	125,000	123,296
Aleris International, Inc.
7.63% due 02/15/18	125,000	121,875

Total Materials		752,602

Information Technology - 2.5%
Freescale Semiconductor, Inc.
9.25% due 04/15/18[2,3]	125,000	133,594
iGate Corp.
9.00% due 05/01/16[2,3]	125,000	129,062
Stream Global Services, Inc.
11.25% due 10/01/14	125,000	126,875
Intuit, Inc.
5.75% due 03/15/17	110,000	123,394

Total Information Technology		512,925

Energy - 2.5%
Bill Barrett Corp.
7.63% due 10/01/19	125,000	130,625
Valero Energy Corp.
9.38% due 03/15/19	100,000	128,235
Equities Corp.
4.88% due 11/15/21	125,000	126,180
SandRidge Energy, Inc.
7.50% due 03/15/21	125,000	124,063

Total Energy		509,103

Consumer Staples - 0.9%
Grupo Bimbo SAB de CV
4.88% due 06/30/20[2,3]	120,000	126,408
Pantry, Inc.
7.75% due 02/15/14	55,000	54,587

Total Consumer Staples		180,995

Health Care - 0.6%
Cigna Corp.
4.00% due 02/15/22	130,000	128,795

Telecommunication Services - 0.6%
Qtel International Finance Ltd.
4.75% due 02/16/21[2,3]	125,000	125,937

Total Corporate Bonds (Cost $7,564,405)		7,613,268

ASSET BACKED SECURITIES†† - 16.8%
Aircastle Aircraft Lease Backed Trust
0.56% due 06/14/37[2,3,4]	571,444	485,727

	Face Amount	Value
ASSET BACKED SECURITIES†† - 16.8% (continued)
0.55% due 06/20/31[2,3,4]	$345,647	$291,259

Total Aircastle Aircraft Lease Backed Trust		776,986

Airplanes Pass Through Trust
0.83% due 03/15/19[4]	791,408	474,061
Colts Trust
1.41% due 12/20/18[2,3,4]	250,000	227,990
1.36% due 03/20/21[2,3,4]	250,000	182,765

Total Colts Trust		410,755

Babcock & Brown Air Funding I Ltd.
0.58% due 11/14/33[2,3,4]	355,540	284,432
OFSI Fund Ltd.
1.41% due 09/20/19[4]	370,000	246,102
Newstar Trust
0.85% due 03/30/22[2,3,4]	235,173	222,387
Global Leveraged Capital Credit Opportunity Fund
1.41% due 12/20/18[2,3,4]	286,000	211,763
Hewett’s Island CDO Ltd.
0.93% due 12/05/18[2,3,4]	250,000	201,295
Castle Trust
1.03% due 05/15/27[2,3,4]	219,594	197,617
Northwind Holdings LLC
1.31% due 12/01/37[2,3,4]	245,000	191,977
CapitalSource Commercial Loan Trust
0.96% due 09/20/22[2,3,4]	191,758	181,986
Vega Containervessel plc
5.56% due 02/10/21[2,3]	68,954	61,197

Total Asset Backed Securities (Cost $3,455,975)		3,460,558

MUNICIPAL BONDS†† - 2.9%
California - 1.9%
California Health Facilities Financing Authority Revenue Bonds
5.25% due 08/15/31	120,000	128,209
Glendale Unified School District General Obligation Unlimited
0.00% due 09/01/27	300,000	123,837
Cypress School District General Obligation Unlimited
0.00% due 08/01/35	500,000	109,690
Rowland Unified School District General Obligation Unlimited
0.00% due 08/01/41	110,000	18,133

Total California		379,869

Illinois - 0.5%
Chicago Transit Authority Revenue Bonds
5.25% due 12/01/31	100,000	108,349

Pennsylvania - 0.5%
Allegheny County Hospital Development Authority Revenue Bonds
5.00% due 10/15/31	100,000	105,207

Total Municipal Bonds (Cost $591,686)		593,425

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Face Amount	Value
FOREIGN GOVERNMENT BONDS†† - 1.2%
Government of Cayman Islands
5.95% due 11/24/19[2,3]	$125,000	$130,937
Commonwealth of the Bahamas
6.95% due 11/20/29[2,3]	110,000	124,086

Total Foreign Government Bonds (Cost $256,494)		255,023

Total Investments - 99.0% (Cost $20,279,971)	$20,350,552

Cash & Other Assets, Less Liabilities - 1.0%	198,011

Total Net Assets - 100.0%	$20,548,563

††	Value determined based on Level 2 inputs – See Note 2.
1	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
2	Security was acquired through a private placement.
3	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $6,528,399 (cost $6,497,387), or 31.8% of total net assets.
4	Variable rate security. Rate indicated is rate effective at December 31, 2011.

plc	Public Limited Company

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. All time references are based on Eastern Time.

A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

Non-U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business. Other debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Investments, the Funds’ adviser, under the direction of the Board of Directors using methods established or ratified by the Board of Directors. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; and (ii) other information and considerations, including current values in related markets.

B. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

2. Fair Value Measurement

In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at December 31, 2011:

	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets

Floating Rate Strategies Fund	$—	$20,266,623	$—	$20,266,623
Macro Opportunities Fund	—	10,967,805	—	10,967,805
Total Return Bond Fund	—	20,350,552	—	20,350,552

For the period ended December 31, 2011, there were no transfers between levels.

Item 2. Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SECURITY INCOME FUND

By:	/s/ RICHARD M. GOLDMAN
Richard M. Goldman, President

Date:	February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ RICHARD M. GOLDMAN
Richard M. Goldman, President

Date:	February 24, 2012

By:	/s/ NIKOLAOS BONOS
Nikolaos Bonos, Treasurer

Date:	February 24, 2012